2. GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018
Exercise Price 13.500
Net loss	$ (3,330,513)	$ (3,015,013)	$ (1,442,238)	$ (769,203)	$ (6,345,526)	$ (2,211,441)	$ (7,612,316)	$ (3,257,597)
Net cash used in operating activities					(1,688,330)	(1,147,510)	(3,104,035)	(1,117,131)
Non-cash expenses					4,510,430	$ 1,145,653
Accumulated deficit	$ (48,749,166)				$ (48,749,166)		$ (42,403,640)	$ (34,791,324)